PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

August 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco Real Estate Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 120 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 120 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5905 or at carolyn.liu-hartman@invesco.com.

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Senior Counsel